Segment Information (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment result - Profit/(loss) from operations
Profit from operations	¥ 1,320,572	¥ 5,585,112	¥ 6,401,873
Net finance income	362,963	337,412	207,332
Share of profit of investments accounted for using the equity method	972,593	885,597	1,243,693
Profit before income tax	2,656,128	6,808,121	7,852,898
Petroleum products [member]
Segment result - Profit/(loss) from operations
Profit from operations	705,469	2,910,063	3,120,024
Resins and plastics [member]
Segment result - Profit/(loss) from operations
Profit from operations	401,454	900,440	1,355,908
Intermediate petrochemicals [member]
Segment result - Profit/(loss) from operations
Profit from operations	413,914	1,934,926	2,206,128
Trading of petrochemical products [member]
Segment result - Profit/(loss) from operations
Profit from operations	53,214	104,900	60,583
Synthetic fibers [member]
Segment result - Profit/(loss) from operations
Profit from operations	(540,280)	(573,503)	(475,266)
Others [member]
Segment result - Profit/(loss) from operations
Profit from operations	¥ 286,801	¥ 308,286	¥ 134,496